Reporting entity and organization	12 Months Ended
Jun. 30, 2018
Disclosure of reporting entity and organization [Abstract]
Reporting entity and organization disclosure [text block]
1	Reporting entity and organization

Hailiang Education Group Inc. (the “Company”) is a holding company and is majority-owned by Mr. Hailiang Feng (“Mr. Feng”). The Company, its wholly-owned subsidiaries and consolidated affiliated entities are collectively referred to as the “Group”.

The Group is principally engaged in the provision of education and management services in People’s Republic of China (“PRC”). The Group mainly offers private K-12 educational services in schools located in Zhuij, Zhejiang Province, China, management services, educational training services and overseas study consulting services.

The Group originally operated three schools, namely Hailiang Foreign Language School (“Foreign Language”), Zhuji Tianma Experimental School (“Tianma Experimental”) and Hailiang Experimental High School (“Experimental High”, previously named “Zhuji Private High School”). In November 2016 and February 2017, certain schools were separated from Foreign Language and Experimental High as legal entities, with all their equity interest held by Hailiang Education Management Group Co., Ltd. (“Hailiang Management”). Hailiang International Kindergarten (“Hailiang Kindergarten”), Hailiang Primary School, Hailiang Junior Middle School, and Hailiang Senior Middle School were divided from Foreign Language, and Hailiang High School of Art was divided from Experimental High. The separation of affiliates did not have financial impact on the consolidated financial statements of the Group.

In June 2017, Hailiang Consulting set up Ningbo Hailiang Education Logistics Management Co., Ltd. (“Ningbo Hailiang”) and Ningbo Haoliang Information Consulting Co., Ltd. (“Ningbo Haoliang”) in Ningbo City, Zhejiang province in the PRC.

In July 2017, Hailiang Management and Hailiang Group, a related party of the Group, entered into an Educational Cooperative Partnership Agreement with the Nanqiao government in Chuzhou city, Anhui Province, and started the operation in Chuzhou Hailiang Foreign Language School (“Chuzhou School”).

In February 2018, the Group disposed the ownership and equity interest in Hailiang Kindergarten and the kindergarten business unit of Tianma Experimental (“Tianma Kindergarten”) since the kindergartens had been at a loss and the Group decided to focus on providing educational services for primary, middle and high school students. In June 2018, the Group disposed the ownership in Chuzhou School, which was mainly based on the Group’s business assessment in response to current market conditions.

Several subsidiaries and affiliated entities were set up for the practice of asset-light strategy during the 2018 fiscal year. In January 2018, Ningbo Haoliang acquired 56% equity interests in Jiangxi Haibo Education Management Co., Ltd. (“Haibo Education”) and Jiangxi Haibo Logistics Management Co., Ltd (“Haibo Logistics”), respectively, from Xinyu Baishu Technology Service Co., Ltd. (“Xinyu Baishu”), an entity ultimately controlled by Mr. Feng. Haibo Education and Haibo Logistics were incorporated in August 2017, and had no substantive business as of the date of acquisitions. The acquisitions were conducted under common control (see note 19(a)(x)). Ningbo Haoliang, Haibo Education and Haibo Logistics are mainly engaged in the provision of management consulting services, educational training services and logistic services, respectively. As of June 30, 2018, the Group managed and operated 16 schools, including Xinchang Nanrui Experimental School, Xiantao No.1 Middle School and fourteen schools sponsored or operated by Nanchang Baishu Technology Co., Ltd., an entity controlled by Hailiang Investment Group Co. Ltd (“Hailiang Investment”).

In August 2017, Hailiang Management incorporated Zhejiang Hailiang Mingxin Education Technology Co., Ltd. (“Hailiang Mingxin”) as its wholly owned entity. Hailiang Mingxin’s business scope includes after-school enrichment program and overseas study consulting services. In September 2017, Hailiang Consulting incorporated Zhuji Nianxin Lake Hotel Management Co., Ltd. (“Zhuji Hotel”) as its wholly owned entity. Zhuji Hotel is mainly engaged in the provision of hotel management service.

In November 2017, Zhuji Youer Network Technology Co., Ltd. (“Zhuji Youer”), Zhuji Mingrui Business Information Consulting Co., Ltd. (“Zhuji Mingrui”), Zhuji Shangzhuo Enterprise Management Consulting Co., Ltd. (“Zhuji Shangzhuo”) and Zhuji Hongda Trade Co., Ltd. (“Zhuji Hongda”) were established as Hailiang Management’s wholly controlled subsidiaries. In May, 2018, Zhejiang Hailiang Consulting and Services Co., Ltd. (“Hailiang Consulting”) incorporated Ningbo Hailiang Sports Development Co., Ltd. (“Hailiang Sports”) as its wholly owned subsidiary. In June 2018, Hangzhou Hailiang Education Management Co., Ltd (“Hangzhou Hailiang”) was established by Hailiang Management as its wholly owned entity. As of June 30, 2018, there was no substantive operations in Zhuji Youer, Zhuji Mingrui, Zhuji Shangzhuo, Zhuji Hongda, Hailiang sports and Hangzhou Hailiang.

As of June 30, 2018, the Company’s subsidiaries and consolidated affiliated entities are as follows:

Subsidiary	Place and year of establishment	Legal ownership	Principle activities
Hailiang Education (HK) Limited (“Hailiang HK”)	Hong Kong, China, 2011	100%	Investment holding
Hailiang Consulting	Zhejiang, China, 2011	100%	Investment holding and school management
Ningbo Hailiang	Zhejiang, China, 2017	100%	School logistics management
Ningbo Haoliang	Zhejiang, China, 2017	100%	School management
Zhuji Hotel	Zhejiang, China, 2017	100%	Hotel management
Hailiang Sports	Zhejiang, China, 2018	100%	Sports activities consulting
Haibo Education	Jiangxi, China, 2018	56%	Educational training
Haibo Logistics	Jiangxi, China, 2018	56%	School management

Consolidated affiliated entities	Place and year of establishment	Legal ownership	Principle activities
Hailiang Management (previously named “Zhejiang Hailiang Education Investment Group Co., Ltd.”)	Zhejiang, China, 2012	N/A*	Investment holding
Hailiang Mingxin	Zhejiang, China, 2017	N/A*	Educational consulting, after-school enrichment program
Hangzhou Hailiang	Zhejiang, China, 2018	N/A*	School management
Zhuji Youer	Zhejiang, China, 2017	N/A*	Technology
Zhuji Mingrui	Zhejiang, China, 2017	N/A*	Consulting
Zhuji Shangzhuo	Zhejiang, China, 2017	N/A*	Consulting
Zhuji Hongda	Zhejiang, China, 2017	N/A*	Trading
Foreign Language	Zhejiang, China, 1995	N/A*	K-12 educational services
Experimental High	Zhejiang, China, 2002	N/A*	K-12 educational services
Tianma Experimental	Zhejiang, China, 1995	N/A*	K-12 educational services
Hailiang Primary School	Zhejiang, China, 2016	N/A*	K-12 educational services
Hailiang Junior Middle School	Zhejiang, China, 2016	N/A*	K-12 educational services
Hailiang Senior Middle School	Zhejiang, China, 2016	N/A*	K-12 educational services
Hailiang High School of Art (previously named “Hailiang Art Middle School”)	Zhejiang, China, 2017	N/A*	K-12 educational services

* These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.